Financial instruments - Fair value heirarchy (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement [line items]
Non-current derivative financial instruments - assets	$ 2,476	$ 1,365
Current financial investments	11,865	7,426
Current derivative financial instruments - assets	886	578
Non-current derivative financial instruments - liabilities	(676)	(1,173)
Current derivative financial instruments liabilities	(1,710)	(462)
Fair value [member]
Disclosure of fair value measurement [line items]
Non-current financial investments	3,822	3,433
Non-current derivative financial instruments - assets	2,476	1,365
Current financial investments	216	377
Current derivative financial instruments - assets	886	578
Cash equivalents	492	700
Non-current derivative financial instruments - liabilities	(676)	(1,173)
Current derivative financial instruments liabilities	(1,710)	(462)
Net fair value	5,505	4,817
Level 1 [member]
Disclosure of fair value measurement [line items]
Non-current financial investments	1,379	1,456
Non-current derivative financial instruments - assets	0	7
Current financial investments	66	0
Current derivative financial instruments - assets	419	86
Non-current derivative financial instruments - liabilities	0	(6)
Current derivative financial instruments liabilities	(432)	(70)
Net fair value	1,432	1,473
Level 2 [member]
Disclosure of fair value measurement [line items]
Non-current financial investments	2,135	1,700
Non-current derivative financial instruments - assets	2,146	1,139
Current financial investments	150	377
Current derivative financial instruments - assets	443	461
Cash equivalents	492	700
Non-current derivative financial instruments - liabilities	(671)	(1,148)
Current derivative financial instruments liabilities	(1,277)	(394)
Net fair value	3,417	2,835
Level 3 [member]
Disclosure of fair value measurement [line items]
Non-current financial investments	308	277
Non-current derivative financial instruments - assets	330	219
Current derivative financial instruments - assets	24	33
Non-current derivative financial instruments - liabilities	(5)	(19)
Net fair value	$ 657	$ 510